Stockholders’ Deficiency (Details) - Schedule of Common Share Options Outstanding - Common Share Option [Member]	9 Months Ended
Sep. 30, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding	815,974
Options Exercisable	527,881
10.00 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding	1,566
Options Exercisable	1,566
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 10
Expiry Date	Jun. 01, 2029
10.00 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding	1,566
Options Exercisable	1,566
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 10
Expiry Date	Jul. 22, 2030
5.11 (CAD$7.00) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding	104,000
Options Exercisable	104,000
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 5.11
Expiry Date	Aug. 03, 2031
5.11 (CAD$7.00) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding	37,600
Options Exercisable	37,600
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 5.11
Expiry Date	Dec. 20, 2031
5.11 (CAD$7.00) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding	8,600
Options Exercisable	7,166
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 5.11
Expiry Date	Feb. 14, 2032
5.11 (CAD$7.00) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding	10,300
Options Exercisable	7,300
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 5.11
Expiry Date	Apr. 11, 2032
5.11 (CAD$7.00) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding	18,000
Options Exercisable	17,666
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 5.11
Expiry Date	May 31, 2032
4.02 (CAD$5.50) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Outstanding	634,342
Options Exercisable	351,017
Exercise Price (in Dollars per share and Dollars per share) | $ / shares	$ 4.02
Expiry Date	Jun. 08, 2033